Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Net loss	$ (234)	$ (2,484)	$ (544)	$ (5,397)	$ (8,443)	$ (1,014)
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments, net of tax of $0	454	(601)	(934)	240	1,455	(503)
Pension liability adjustments, net of tax of $0	(562)	60	(1,081)	(360)	(1,116)	(421)
Other comprehensive (loss) income	(108)	(541)	(2,015)	(120)	339	(924)
Comprehensive loss	$ (342)	$ (3,025)	$ (2,559)	$ (5,517)	$ (8,104)	$ (1,938)